UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4133
                                   -----------


                            AXP MANAGED SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:   12/31
                         --------------

                      RIVERSOURCE STRATEGIC ALLOCATION FUND
                           A FEEDER FUND INVESTING IN
                             TOTAL RETURN PORTFOLIO
                       PORTFOLIO HOLDINGS AT DEC. 31, 2005


Investments in Securities
Total Return Portfolio
Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)



Common Stocks (80.4%)
Issuer                                Shares                   Value(a)

Aerospace & Defense (1.5%)
BAE Systems                          367,307(c)              $2,412,614
BE Aerospace                           7,300(b)                 160,600
Boeing                                92,513                  6,498,114
General Dynamics                         916                    104,470
Goodrich                              12,934                    531,587
Kaman                                  5,700                    112,233
Rockwell Collins                      24,088                  1,119,369
Rolls-Royce Group                     76,519(b,c)               562,840
Rolls-Royce Group
  Series B                         1,063,756(c)                   1,876
United Technologies                   96,688                  5,405,826
Total                                                        16,909,529

Air Freight & Logistics (0.1%)
Ryder System                          14,462                    593,232
Yamato Transport                      21,000(c)                 348,308
Total                                                           941,540

Airlines (0.2%)
Air France-KLM                        21,993(c)                 470,939
Deutsche Lufthansa                    31,485(c)                 466,232
ExpressJet Holdings                    6,400(b)                  51,776
Mesa Air Group                         8,381(b)                  87,665
Qantas Airways                       100,145(c)                 296,642
Singapore Airlines                    83,000(c)                 618,994
SkyWest                                2,588                     69,514
Total                                                         2,061,762

Auto Components (0.6%)
Aisin Seiki                           28,500(c)               1,046,425
American Axle & Mfg Holdings           3,279                     60,104
ArvinMeritor                           3,004                     43,228
Bandag                                 1,113                     47,492
Continental                            6,647(c)                 589,946
Cooper Tire & Rubber                   4,078                     62,475
Dana                                  39,753                    285,427
Delphi                               126,143                     36,960
GKN                                   82,167(c)                 407,164
Johnson Controls                      29,163                  2,126,273
NGK Spark Plug                        32,000(c)                 691,936

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Auto Components (cont.)
Superior Inds Intl                     2,560                    $56,986
Toyoda Gosei                          16,100(c)                 314,000
Valeo                                  5,932(c)                 220,552
Visteon                               28,810(b)                 180,351
Total                                                         6,169,319

Automobiles (2.6%)
DaimlerChrysler                      127,894(c)               6,530,880
Fiat                                  58,197(b,c)               507,014
Ford Motor                           298,919                  2,307,655
General Motors                       218,178(l)               4,237,017
Harley-Davidson                       68,346                  3,519,136
Honda Motor                           22,700(c)               1,295,438
Peugeot                               32,560(c)               1,876,959
Renault                               20,332(c)               1,658,215
Toyota Motor                          63,000(c)               3,269,397
Volkswagen                            46,197(c)               2,439,425
Yamaha Motor                          30,000(c)                 783,516
Total                                                        28,424,652

Beverages (1.1%)
Brown-Forman Cl B                      9,248                    641,071
Coca-Cola                            262,475                 10,580,367
Hansen Natural                         2,016(b)                 158,881
PepsiCo                               11,301                    667,663
Scottish & Newcastle                  57,720(c)                 483,158
Total                                                        12,531,140

Biotechnology (0.3%)
Abgenix                                3,601(b)                  77,458
Albany Molecular Research              9,382(b)                 113,991
CSL                                    7,782(c)                 242,495
Cubist Pharmaceuticals                 2,127(b)                  45,199
Gilead Sciences                       52,478(b)               2,761,916
Progenics Pharmaceuticals              5,653(b)                 141,382
Vertex Pharmaceuticals                 3,925(b)                 108,605
Total                                                         3,491,046

Building Products (0.2%)
Ameron Intl                            1,142                     52,052

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Building Products (cont.)
Central Glass                         55,000(c)                $304,545
Lennox Intl                            2,592                     73,094
Pilkington                            87,423(c)                 224,126
Saint-Gobain                          26,769(c)               1,592,245
Universal Forest Products                504                     27,846
USG                                    1,523(b)                  98,995
Total                                                         2,372,903

Capital Markets (1.4%)
Bear Stearns Companies                 9,943                  1,148,715
Charles Schwab                        39,404                    578,057
Credit Suisse Group                   16,236(c)                 828,115
Franklin Resources                    52,975                  4,980,179
Investment Technology Group            4,628(b)                 164,016
Janus Capital Group                   15,595                    290,535
Knight Capital Group Cl A              2,312(b)                  22,866
Lehman Brothers Holdings              32,363                  4,147,965
Macquarie Bank                        16,359(c)                 817,420
MCG Capital                            1,544                     22,527
Merrill Lynch & Co                    12,281                    831,792
Morgan Stanley                        33,294                  1,889,102
Waddell & Reed Financial
  Cl A                                 2,049                     42,968
Total                                                        15,764,257

Chemicals (0.8%)
Akzo Nobel                            10,321(c)                 478,294
Bayer                                 49,701(c)               2,076,148
Cambrex                                5,023                     94,282
DSM                                   14,897(c)                 608,358
HB Fuller                              1,156                     37,073
Imperial Chemical Inds                67,100(c)                 383,301
Mitsubishi Rayon                      28,000(c)                 185,195
Mitsui Chemicals                      79,000(c)                 531,222
Monsanto                              29,830                  2,312,720
Octel                                  4,703(c)                  76,518
OM Group                               5,151(b)                  96,633
Sensient Technologies                  9,916                    177,496
Solvay                                 1,462(c)                 161,116


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Chemicals (cont.)
Teijin                                61,000(c)                $387,425
Tokuyama                              45,000(c)                 578,097
UBE Inds                             133,000(c)                 360,892
WR Grace & Co                          4,496(b)                  42,262
Yara Intl                             15,700(c)                 228,593
Total                                                         8,815,625

Commercial Banks (5.0%)
ABN AMRO Holding                     190,333(c)               4,976,812
Allied Irish Banks                    45,502(c)                 978,110
Amcore Financial                       1,911                     58,114
AmericanWest Bancorp                     725(b)                  17,132
Australia & New Zealand
  Banking Group                       35,716(c)                 627,178
Banche Popolari Unite                 44,548(c)                 976,586
BancorpSouth                           7,884                    174,000
Barclays                             553,734(c)               5,821,326
BNP Paribas                           69,678(c)               5,637,359
Capitalia                             71,052(c)                 411,270
Chemical Financial                     2,524                     80,162
Chittenden                             2,661                     73,995
Citizens Banking                       1,202                     33,356
Comerica                              16,393                    930,467
Community Trust Bancorp                1,472                     45,264
Danske Bank                           42,000(c)               1,479,883
DNB NOR                               51,900(c)                 553,772
First BanCorp Puerto Rico              7,380(c)                  91,586
First Citizens BancShares
  Cl A                                   163                     28,430
First Community
  Bancshares                           1,097                     34,183
First Financial Bancorp                  887                     15,540
First Horizon Natl                    13,108                    503,872
First Midwest Bancorp                    548                     19,213
Greater Bay Bancorp                    1,235                     31,641
HBOS                                 277,870(c)               4,747,561
HSBC Holdings                        219,620(c)               3,525,601
Hudson United Bancorp                  1,242                     51,767
Irwin Financial                        1,668                     35,729
KBC Groep                              5,030(c)                 468,283
Lloyds TSB Group                   1,016,864(c)               8,546,868
Mitsui Trust Holdings                 28,000(c)                 336,199
Mizuho Financial Group                   213(c)               1,690,562
Natl Australia Bank                  104,167(c)               2,474,559
Natl Bank of Greece                   13,535(c)                 576,769
Natl City                             97,836                  3,284,355
Nordea Bank                           87,200(c)                 905,737
Oriental Financial Group               4,246(c)                  52,481
PNC Financial Services
  Group                               52,182                  3,226,413
Republic Bancorp                       2,021                     24,050
Resona Holdings                          690(b,c)             2,779,191
Southwest Bancorp                        697                     13,940
Susquehanna Bancshares                 1,916                     45,371
Tompkins Trustco                         583                     26,118
Trustmark                              4,725                    129,796
UMB Financial                            556                     35,534
Total                                                        56,576,135

Commercial Services & Supplies (0.3%)
Administaff                            1,600                     67,280
Banta                                  1,110                     55,278

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Commercial Services & Supplies (cont.)
Brambles Inds                         53,626(c)                $397,904
Brambles Inds                         36,388(c)                 261,080
Dai Nippon Printing                   32,000(c)                 569,830
Ennis                                  1,635                     29,708
Equifax                               18,354                    697,818
IKON Office Solutions                  5,200                     54,132
NCO Group                              6,562(b)                 111,029
Pre-Paid Legal Services                  619                     23,652
Rentokil Initial                      89,500(c)                 251,780
SOURCECORP                             3,396(b)                  81,436
Toppan Printing                       41,000(c)                 479,081
United Stationers                      2,297(b)                 111,405
Vedior                                23,470(c)                 347,823
Total                                                         3,539,236

Communications Equipment (0.8%)
ADTRAN                                 2,283                     67,896
ARRIS Group                           15,500(b)                 146,785
Black Box                              3,823                    181,134
Corning                              174,676(b)               3,434,130
Motorola                             188,035                  4,247,711
Scientific-Atlanta                    16,511                    711,129
Total                                                         8,788,785

Computers & Peripherals (1.7%)
Dell                                  74,239(b)               2,226,428
Hewlett-Packard                      537,191                 15,379,778
Imation                                2,661                    122,592
Intergraph                             1,426(b)                  71,029
Komag                                  1,783(b)                  61,799
NCR                                   19,199(b)                 651,614
QLogic                                16,481(b)                 535,797
Total                                                        19,049,037

Construction & Engineering (0.3%)
Acciona                                2,189(c)                 244,731
ACS Actividades de
  Construccion y Servicios            16,777(c)                 540,361
EMCOR Group                              569(b)                  38,425
Grupo Ferrovial                        3,723(c)                 257,804
JGC                                   45,000(c)                 856,651
Nishimatsu Construction               41,000(c)                 168,269
Perini                                   944(b)                  22,798
Quanta Services                        3,510(b)                  46,227
Shaw Group                             3,444(b)                 100,186
Skanska Cl B                          34,001(c)                 517,975
URS                                    1,065(b)                  40,055
VINCI                                  9,792(c)                 842,071
Washington Group Intl                  1,015                     53,765
Total                                                         3,729,318

Construction Materials (0.3%)
Eagle Materials                          718                     87,854
Hanson                                94,373(c)               1,037,597
Rinker Group                          70,806(c)                 854,001
Taiheiyo Cement                      103,000(c)                 418,358
Vulcan Materials                      11,670                    790,643
Total                                                         3,188,453

Consumer Finance (0.3%)
CompuCredit                            2,526(b)                  97,200
MBNA                                  49,564                  1,346,158
MoneyGram Intl                         7,700                    200,816

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Consumer Finance (cont.)
ORIX                                   4,580(c)              $1,167,040
World Acceptance                       1,571(b)                  44,774
Total                                                         2,855,988

Containers & Packaging (0.1%)
Rock-Tenn Cl A                         2,416                     32,978
Toyo Seikan Kaisha                    41,300(c)                 672,749
Total                                                           705,727

Distributors (0.1%)
Building Material Holding                746                     50,885
Genuine Parts                         16,770                    736,538
Handleman                              2,807                     34,863
Li & Fung                            100,000(c)                 192,819
Total                                                         1,015,105

Diversified Financial Services (5.9%)
CIT Group                             16,585                    858,771
Citigroup                            428,370                 20,788,796
Deutsche Boerse                        7,881(c)                 807,495
Fortis                                55,549(c)               1,772,052
Groupe Bruxelles Lambert               1,645(c)                 161,324
ING Groep                            172,360(c)               5,977,858
iShares MSCI Emerging
  Markets Index Fund                 409,900(l)              36,173,676
NASDAQ Stock Market                    5,622(b)                 197,782
Suncorp-Metway                        21,695(c)                 318,931
Total                                                        67,056,685

Diversified Telecommunication Services (3.7%)
AT&T                                 693,779                 16,990,647
Belgacom                              13,756(c)                 448,596
BellSouth                            354,398                  9,604,186
BT Group                             380,500(c)               1,458,317
Cable & Wireless                     143,988(c)                 295,437
Hellenic Telecommunications
  Organization                        16,151(b,c)               344,123
Talk America Holdings                  8,400(b)                  72,492
Telecom Italia                       700,731(c)               1,737,708
Telekom Austria                       16,289(c)                 366,344
TeliaSonera                           18,048(c)                  97,026
Verizon Communications               338,165                 10,185,530
Total                                                        41,600,406

Electric Utilities (2.2%)
Allete                                 1,746                     76,824
American Electric Power               23,565                    874,026
Black Hills                            1,369                     47,381
CenterPoint Energy                    48,805                    627,144
CH Energy Group                          440                     20,196
Chubu Electric Power                  20,200(c)                 481,319
Cleco                                  1,211                     25,249
Duquesne Light Holdings                2,178                     35,545
E.ON                                  26,542(c)               2,745,598
Edison Intl                           28,093                  1,225,136
Energias de Portugal                 168,304(c)                 517,976
Exelon                                93,257                  4,955,678
Fortum                                42,600(c)                 798,741
Iberdrola                             26,420(c)                 722,101
Idacorp                                  963                     28,216
Kansai Electric Power                 53,300(c)               1,145,726
PG&E                                  57,052                  2,117,770
Scottish & Southern Energy            28,308(c)                 493,886


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Electric Utilities (cont.)
Scottish Power                       102,469(c)                $958,234
TECO Energy                           55,757                    957,905
Tohoku Electric Power                 29,800(c)                 606,461
Tokyo Electric Power                  42,100(c)               1,022,780
TXU                                   78,020                  3,915,825
UIL Holdings                             330                     15,177
Union Fenosa                           9,693(c)                 360,615
Total                                                        24,775,509

Electrical Equipment (0.3%)
ABB                                  117,021(b,c)             1,135,824
ALSTOM                                21,178(b,c)             1,218,825
American Power Conversion             25,184                    554,048
Furukawa Electric                     31,000(b,c)               242,364
Sumitomo Electric Inds                17,500(c)                 265,772
Total                                                         3,416,833

Electronic Equipment & Instruments (0.4%)
Hitachi                              254,000(c)               1,712,287
Hoya                                  16,500(c)                 593,233
Ibiden                                15,500(c)                 830,662
Itron                                  3,600(b)                 144,144
Jabil Circuit                         21,618(b)                 801,812
Methode Electronics                   12,000                    119,640
SYNNEX                                 4,600(b)                  69,506
Total                                                         4,271,284

Energy Equipment & Services (1.4%)
Baker Hughes                          25,806                  1,568,489
BJ Services                           24,334                    892,328
Cal Dive Intl                          3,819(b)                 137,064
CARBO Ceramics                           709                     40,073
Halliburton                           70,836                  4,388,998
Lone Star Technologies                 1,379(b)                  71,239
Lufkin Inds                              790                     39,397
Nabors Inds                           11,888(b,c)               900,516
Natl Oilwell Varco                    18,449(b)               1,156,752
Noble                                 20,149                  1,421,310
Oil States Intl                        3,100(b)                  98,208
Parker Drilling                        6,178(b)                  66,908
Pioneer Drilling                       1,816(b)                  32,561
RPC                                    2,549                     67,141
Technip                                3,600(c)                 216,475
Transocean                            58,454(b)               4,073,659
Total                                                        15,171,118

Food & Staples Retailing (2.4%)
Albertson's                           60,448                  1,290,565
CVS                                  151,489                  4,002,339
Great Atlantic & Pacific Tea           3,800(b)                 120,764
J Sainsbury                          194,552(c)               1,055,287
Kesko Cl B                             9,900(c)                 280,661
Kroger                               107,587(b)               2,031,243
Nash Finch                             1,706                     43,469
Ruddick                                8,465                    180,135
Safeway                              126,819                  3,000,538
UNY                                   22,000(c)                 347,172
Wal-Mart Stores                      286,241                 13,396,078
Weis Markets                           1,199                     51,605
Woolworths                            29,715(c)                 367,112
Total                                                        26,166,968


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Food Products (0.5%)
American Italian Pasta Cl A            5,311                    $36,115
Archer-Daniels-Midland                90,848                  2,240,312
Chiquita Brands Intl                     998                     19,970
Lancaster Colony                         845                     31,307
Orkla                                 11,400(c)                 472,191
Seaboard                                  24                     36,264
Tate & Lyle                           39,325(c)                 380,940
Unilever                              17,042(c)               1,166,985
Unilever                              83,435(c)                 827,613
Total                                                         5,211,697

Gas Utilities (--%)
Nicor                                  1,410                     55,427
Peoples Energy                         1,880                     65,932
WGL Holdings                           2,396                     72,023
Total                                                           193,382

Health Care Equipment & Supplies (0.5%)
Bausch & Lomb                          8,102                    550,126
Becton Dickinson & Co                 19,378                  1,164,230
Biomet                                15,511                    567,237
Hologic                                5,000(b)                 189,600
Intuitive Surgical                     2,216(b)                 259,870
Kyphon                                 2,700(b)                 110,241
LifeCell                               1,923(b)                  36,672
Medtronic                             35,484                  2,042,814
Mentor                                 1,646                     75,848
Thoratec                               3,144(b)                  65,049
Total                                                         5,061,687

Health Care Providers & Services (4.7%)
Aetna                                 51,449                  4,852,155
AmerisourceBergen                     22,332                    924,545
Apria Healthcare Group                 3,826(b)                  92,245
Cardinal Health                       20,309                  1,396,244
Caremark Rx                           63,216(b)               3,273,957
CIGNA                                 56,390                  6,298,763
Express Scripts                       26,298(b)               2,203,772
HCA                                   74,455                  3,759,978
Horizon Health                         1,134(b)                  25,662
Humana                                17,027(b)                 925,077
Kindred Healthcare                     1,100(b)                  28,336
LCA-Vision                               602                     28,601
McKesson                              69,443                  3,582,564
Medco Health Solutions                35,362(b)               1,973,200
Pediatrix Medical Group                  291(b)                  25,774
RehabCare Group                        3,441(b)                  69,508
Sonic Healthcare                      40,200(c)                 436,225
Stewart Enterprises Cl A               4,214                     22,798
Tenet Healthcare                      63,101(b)                 483,354
United Surgical Partners Intl          1,725(b)                  55,459
UnitedHealth Group                   175,669                 10,916,071
WellPoint                            132,181(b)              10,546,721
Total                                                        51,921,009

Hotels, Restaurants & Leisure (0.7%)
Aristocrat Leisure                    18,450(c)                 166,659
Bluegreen                              1,530(b)                  24,174
Bob Evans Farms                        3,372                     77,758
Carnival                               5,127(c)                 291,110
Compass Group                         83,884(c)                 318,249
Darden Restaurants                    26,919                  1,046,611

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Hotels, Restaurants & Leisure (cont.)
Harrah's Entertainment                20,419                 $1,455,670
Jack in the Box                        1,225(b)                  42,789
Mitchells & Butlers                   46,025(c)                 331,017
OPAP                                   2,185(c)                  75,264
Papa John's Intl                       1,176(b)                  69,749
Ruby Tuesday                           2,048                     53,023
Ryan's Restaurant Group                4,678(b)                  56,417
TUI                                   42,173(c)                 863,619
Wendy's Intl                          26,236                  1,449,801
Yum! Brands                           20,308                    952,039
Total                                                         7,273,949

Household Durables (2.3%)
American Greetings Cl A                  660                     14,500
Barratt Developments                  47,337(c)                 803,077
Beazer Homes USA                       1,735                    126,377
Black & Decker                        17,698                  1,539,019
Brookfield Homes                       1,161                     57,737
Centex                                72,842                  5,207,476
DR Horton                            107,312                  3,834,259
Electrolux Series B                   34,800(c)                 904,755
Ethan Allen Interiors                  2,757                    100,713
Furniture Brands Intl                  5,380                    120,135
George Wimpey                         70,309(c)                 580,673
Jarden                                 1,975(b)                  59,546
KB HOME                               16,246                  1,180,434
La-Z-Boy                               5,505                     74,648
Lennar Cl A                           10,056                    613,617
M/I Homes                              1,832                     74,416
Makita                                 6,600(c)                 162,300
Matsushita Electric Industrial        79,000(c)               1,523,997
Maytag                                21,938                    412,873
Persimmon                             37,954(c)                 821,519
Pioneer                               51,700(c)                 717,215
Pulte Homes                           67,743                  2,666,365
SANYO Electric                       431,000(c)               1,169,507
Stanley Works                          2,743                    131,774
Taylor Woodrow                       113,417(c)                 742,527
Tupperware                             2,261                     50,646
WCI Communities                        2,104(b)                  56,492
Whirlpool                             14,657                  1,227,670
William Lyon Homes                       472(b)                  47,625
Total                                                        25,021,892

Household Products (0.1%)
Kimberly-Clark                        10,319                    615,528

Industrial Conglomerates (0.9%)
3M                                    67,695                  5,246,363
Keppel                                37,000(c)                 244,783
Pirelli & C                          235,380(c)                 216,208
Standex Intl                           2,290                     63,570
Tyco Intl                            138,065(c,h)             3,984,556
Walter Inds                              377                     18,744
Wesfarmers                             7,207(c)                 195,356
Total                                                         9,969,580

Insurance (4.5%)
Aegon                                280,080(c)               4,558,545
AFLAC                                 18,972                    880,680
Alfa                                   3,947                     63,547
Allianz                               21,922(c)               3,319,923
Allstate                              61,146                  3,306,164


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Insurance (cont.)
Ambac Financial Group                 13,493                 $1,039,771
AmerUs Group                           2,040                    115,607
Aon                                   29,525                  1,061,424
Argonaut Group                         1,373(b)                  44,993
Aviva                                250,195(c)               3,034,921
CNP Assurances                         5,855(c)                 461,575
Delphi Financial Group Cl A            1,497                     68,877
FBL Financial Group Cl A               1,874                     61,486
Great American Financial
  Resources                            1,443                     28,629
Horace Mann Educators                  1,701                     32,251
Infinity Property & Casualty           1,466                     54,550
Jefferson-Pilot                       18,804                  1,070,512
LandAmerica Financial
  Group                                1,619                    101,026
Lincoln Natl                          43,502                  2,306,911
Loews                                 34,560                  3,278,016
Marsh & McLennan
  Companies                           40,063                  1,272,401
MBIA                                   6,301                    379,068
MetLife                               28,682                  1,405,418
Natl Western Life Insurance
  Cl A                                   235                     48,624
Ohio Casualty                          1,489                     42,168
Presidential Life                      2,196                     41,812
Prudential Financial                 108,034                  7,907,008
Royal & SunAlliance
  Insurance Group                    607,708(c)               1,314,869
Sampo Cl A                            41,397(c)                 721,304
St Paul Travelers Companies          104,626                  4,673,643
Stewart Information
  Services                             1,549                     75,390
Torchmark                             12,231                    680,044
Triad Guaranty                         1,800(b)                  79,182
United Fire & Casualty                 1,958                     79,162
Universal American
  Financial                            3,023(b)                  45,587
UnumProvident                         82,911                  1,886,225
Zenith Natl Insurance                    950                     43,814
Zurich Financial Services             21,457(b,c)             4,573,660
Total                                                        50,158,787

Internet & Catalog Retail (--%)
Blair                                    516                     20,093
Coldwater Creek                        3,108(b)                  94,887
Insight Enterprises                    3,914(b)                  76,754
NetFlix                                3,300(b)                  89,298
NutriSystem                            5,298(b)                 190,834
Total                                                           471,866

Internet Software & Services (0.4%)
aQuantive                              7,900(b)                 199,396
CNET Networks                         15,265(b)                 224,243
SoftBank                              14,100(c)                 595,421
ValueClick                             2,977(b)                  53,913
Yahoo!                                73,039(b)               2,861,668
Total                                                         3,934,641

IT Services (0.4%)
Automatic Data Processing             11,848                    543,705
BISYS Group                            6,162(b)                  86,330
Cap Gemini                             8,236(b,c)               330,587

Common Stocks (continued)
Issuer                                Shares                   Value(a)

IT Services (cont.)
Convergys                             43,941(b)                $696,465
CSG Systems Intl                       9,085(b)                 202,777
Electronic Data Systems               80,673                  1,939,378
MAXIMUS                                4,675                    171,526
Perot Systems Cl A                     7,600(b)                 107,464
Total                                                         4,078,232

Leisure Equipment & Products (0.5%)
Callaway Golf                          3,309                     45,797
Eastman Kodak                        155,064                  3,628,498
Fuji Photo Film                        9,900(c)                 327,398
JAKKS Pacific                          3,046(b)                  63,783
Mattel                                45,415                    718,465
Nautilus                                 884                     16,495
Yamaha                                15,100(c)                 251,090
Total                                                         5,051,526

Machinery (1.0%)
AMADA                                 22,000(c)                 194,013
Atlas Copco B Shares                  13,800(c)                 275,385
Atlas Copco A Shares                  16,400(c)                 365,468
Crane                                  1,683                     59,359
Cummins                                8,626                    774,011
FANUC                                  5,200(c)                 441,380
Flowserve                              2,110(b)                  83,472
Invensys                             864,548(b,c)               275,195
Ishikawajima-Harima
  Heavy Inds                         161,000(b,c)               509,226
ITT Inds                              13,953                  1,434,647
JLG Inds                               4,985                    227,615
Kawasaki Heavy Inds                  276,000(c)               1,006,360
Komatsu                               89,000(c)               1,472,390
KONE Series B                          6,680(b,c)               265,125
Kubota                                81,000(c)                 680,667
Lincoln Electric Holdings                991                     39,303
Metso                                  7,800(c)                 213,464
Mitsubishi Heavy Inds                160,000(c)                 705,503
Mueller Inds                           1,684                     46,175
PACCAR                                27,125                  1,877,864
Sulzer                                   259(c)                 137,229
Volvo Cl A                             4,700(c)                 215,689
Wartsila Cl B                          4,800(c)                 142,044
Total                                                        11,441,584

Marine (0.1%)
AP Moller - Maersk                        64(c)                 662,297
Kawasaki Kisen Kaisha                 72,000(c)                 451,793
Neptune Orient Lines                  69,500(c)                 140,446
Total                                                         1,254,536

Media (0.2%)
Nippon Telegraph &
  Telephone                              389(c)               1,768,032
Reed Elsevier                         36,204(c)                 340,117
Valassis Communications                1,329(b)                  38,634
Total                                                         2,146,783

Metals & Mining (1.9%)
Anglo American                        60,577(c)               2,062,685
Arcelor                               60,295(c)               1,495,226
BHP Billiton                          87,747(c)               1,433,530
BHP Billiton                         119,243(c)               1,989,010
BlueScope Steel                       67,755(c)                 346,256

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Metals & Mining (cont.)
Boehler-Uddeholm                       1,547(c)                $261,676
Commercial Metals                        814                     30,558
Corus Group                          783,405(c)                 795,276
Cumerio                                1,546(c)                  28,109
Daido Steel                           86,000(c)                 821,860
Iluka Resources                       32,540(c)                 187,049
Kobe Steel                           360,000(c)               1,166,115
Nippon Steel                          50,000(c)                 178,072
Nucor                                 29,918                  1,996,129
OneSteel                              86,182(c)                 211,682
Phelps Dodge                          12,561                  1,807,151
Rautaruukki                           16,500(c)                 401,363
Reliance Steel & Aluminum              1,458                     89,113
Rio Tinto                             11,308(c)                 572,081
Rio Tinto                             20,773(c)                 948,950
RTI Intl Metals                        1,361(b)                  51,650
Ssab Svenskt Stal Cl A                 9,400(c)                 342,025
Sumitomo Metal Inds                  332,939(c)               1,281,729
ThyssenKrupp                          62,948(c)               1,312,893
Titanium Metals                        3,188(b)                 201,673
Umicore                                2,975(c)                 350,742
voestalpine                            3,973(c)                 400,447
Total                                                        20,763,050

Multiline Retail (0.8%)
Dillard's Cl A                        19,551                    485,256
Dollar General                        49,720                    948,160
Federated Dept Stores                 40,053                  2,656,716
JC Penney                             28,581                  1,589,104
Nordstrom                             48,706                  1,821,604
PPR                                    2,926(c)                 329,552
Sears Holdings                        12,718(b)               1,469,311
Total                                                         9,299,703

Multi-Utilities & Unregulated Power (1.0%)
AES                                   87,801(b)               1,389,890
Aquila                                13,755(b)                  49,518
Intl Power                           119,003(c)                 490,392
Public Service Enterprise
  Group                               27,487                  1,785,830
RWE                                   23,556(c)               1,744,096
Sempra Energy                         23,145                  1,037,822
SUEZ                                  79,175(c)               2,464,820
United Utilities                     116,858(c)               1,349,151
Veolia Environnement                  12,913(c)                 584,503
Total                                                        10,896,022

Office Electronics (0.1%)
Canon                                 12,300(c)                 719,664
Oce                                   16,182(c)                 233,495
Ricoh                                 26,000(c)                 455,270
Total                                                         1,408,429

Oil & Gas (8.6%)
Anadarko Petroleum                    16,061                  1,521,780
ATP Oil & Gas                          1,435(b)                  53,109
BG Group                             115,888(c)               1,145,534
BP                                   143,272(c)               1,525,919
Cabot Oil & Gas                        1,254                     56,555
Carrizo Oil & Gas                      4,200(b)                 103,782
Chevron                              243,455                 13,820,940
ConocoPhillips                       245,430                 14,279,118


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Oil & Gas (cont.)
Devon Energy                          62,062                 $3,881,357
Eni                                   65,807(c)               1,825,097
EOG Resources                         35,064                  2,572,646
Exxon Mobil                          443,080                 24,887,805
Frontier Oil                           3,498                    131,280
Frontline                              9,100(c)                 347,930
Holly                                  1,454                     85,597
Houston Exploration                      807(b)                  42,610
KCS Energy                             2,556(b)                  61,906
Kinder Morgan                         22,888                  2,104,552
Marathon Oil                          41,999                  2,560,679
Nippon Mining Holdings                48,000(c)                 341,491
Nippon Oil                           129,000(c)               1,000,890
Norsk Hydro                            6,960(c)                 714,782
OMV                                   20,329(c)               1,191,140
Repsol YPF                            29,631(c)                 865,281
Royal Dutch Shell Cl A               154,555(c)               4,709,570
Royal Dutch Shell Cl A                46,904(c)               1,431,312
Royal Dutch Shell Cl B               310,891(c)               9,938,789
Santos                                39,067(c)                 350,888
St. Mary Land & Exploration            3,322                    122,283
Statoil                               33,400(c)                 767,202
Stone Energy                           1,113(b)                  50,675
Sunoco                                28,878                  2,263,458
Swift Energy                           1,097(b)                  49,442
Total                                  2,741(c)                 688,487
Woodside Petroleum                    36,266(c)               1,042,071
Total                                                        96,535,957

Paper & Forest Products (0.4%)
Louisiana-Pacific                      5,509                    151,332
Nippon Paper Group                       158(c)                 632,375
Norske Skogindustrier                 28,704(c)                 456,217
Oji Paper                             47,000(c)                 277,783
Schweitzer-Mauduit Intl                3,485                     86,358
Stora Enso Cl R                       68,108(c)                 922,286
Svenska Cellulosa Cl B                25,300(c)                 946,039
UPM - Kymmene                         77,800(c)               1,525,041
Total                                                         4,997,431

Personal Products (--%)
Playtex Products                       2,097(b)                  28,666

Pharmaceuticals (4.8%)
Allergan                              15,287                  1,650,385
Andrx                                  2,152(b)                  35,443
AstraZeneca                           30,222(c)               1,471,078
Bristol-Myers Squibb                 319,725                  7,347,281
Daiichi Sankyo                        98,707(b,c)             1,904,167
Johnson & Johnson                    294,895(h)              17,723,190
King Pharmaceuticals                  55,288(b)                 935,473
Merck                                  2,847(c)                 235,731
Merck & Co                           438,697                 13,954,952
Par Pharmaceutical
  Companies                            2,306(b)                  72,270
Perrigo                                1,840                     27,434
Pfizer                               233,473                  5,444,590
Roche Holding                         13,211(c)               1,984,265
Sanofi-Aventis                        17,268(c)               1,512,569
Total                                                        54,298,828


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Real Estate (0.1%)
New World Development                142,000(c)                $195,050
Trammell Crow                          1,049(b)                  26,907
Unibail                                2,994(c)                 398,345
Wereldhave                             3,682(c)                 347,145
Total                                                           967,447

Real Estate Investment Trust (0.3%)
American Home Mortgage
  Investment                           4,698                    153,014
Anthracite Capital                    10,249                    107,922
Anworth Mtge Asset                    17,678                    129,049
Equity Office Properties Trust        29,491                    894,463
IMPAC Mtge Holdings                   18,098(l)                 170,302
Kilroy Realty                          1,145                     70,876
MFA Mtge Investments                  30,579                    174,300
New Century Financial                  4,378                    157,914
Novastar Financial                       692                     19,452
RAIT Investment Trust                  6,451                    167,210
Redwood Trust                          3,565                    147,092
Saxon Capital                         10,200                    115,566
Simon Property Group                   8,191                    627,676
Universal Health Realty
  Income Trust                           465                     14,573
Total                                                         2,949,409

Road & Rail (0.4%)
Amerco                                   408(b)                  29,396
Arkansas Best                          3,256                    142,222
Burlington Northern
  Santa Fe                            14,266                  1,010,318
ComfortDelGro                         82,400(c)                  79,293
CSX                                   30,926                  1,570,113
East Japan Railway                        95(c)                 653,311
Nippon Express                       107,000(c)                 652,362
Tokyu Land                            31,000(c)                 309,921
Werner Enterprises                     2,624                     51,693
Total                                                         4,498,629

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices                42,866(b)               1,311,700
Broadcom Cl A                         33,394(b)               1,574,527
ESS Technology                        13,902(b)                  47,684
Intel                                217,706                  5,433,942
LSI Logic                             73,444(b)                 587,552
Microsemi                              7,958(b)                 220,118
Natl Semiconductor                    51,927                  1,349,063
NVIDIA                                24,184(b)                 884,167
OmniVision Technologies               10,774(b)                 215,049
Trident Microsystems                  11,656(b)                 209,808
Zoran                                  2,224(b)                  36,051
Total                                                        11,869,661

Software (2.6%)
Adobe Systems                        102,078                  3,772,803
Autodesk                              68,316                  2,934,172
Compuware                             67,159(b)                 602,416
Microsoft                            399,508                 10,447,134
Midway Games                           3,611(b)                  68,501
Oracle                               892,892(b)              10,902,212
Quality Systems                        2,369                    181,844
Total                                                        28,909,082


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Specialty Retail (2.2%)
Asbury Automotive Group                1,998(b)                 $32,887
Best Buy                             103,165                  4,485,614
Burlington Coat Factory
  Warehouse                            1,979                     79,576
Cato Cl A                              2,275                     48,799
Esprit Holdings                       22,000(c)                 156,344
GameStop Cl A                          1,343(b)                  42,734
Group 1 Automotive                     2,630(b)                  82,661
Hennes & Mauritz Cl B                 13,952(c)                 474,277
Home Depot                           343,216                 13,893,383
Linens `N Things                       4,331(b)                 115,205
Lithia Motors Cl A                     1,271                     39,960
Movie Gallery                          4,938                     27,702
Office Depot                          44,130(b)               1,385,682
Payless ShoeSource                     2,438(b,h)                61,194
Pier 1 Imports                         6,160                     53,777
Sonic Automotive                       4,990                    111,177
Staples                               80,204                  1,821,433
Talbots                                1,728                     48,073
Tractor Supply                           753(b)                  39,864
Yamada Denki                          10,500(c)               1,314,169
Zale                                   5,459(b,h)               137,294
Total                                                        24,451,805

Textiles, Apparel & Luxury Goods (0.5%)
Brown Shoe                             1,959                     83,120
Coach                                 27,304(b)                 910,315
Compagnie Financiere
  Richemont Cl A Unit                 19,269(c)                 839,058
Kellwood                               2,354                     56,214
Liz Claiborne                          9,823                    351,860
Nike Cl B                             27,687                  2,402,954
Russell                                2,821                     37,971
Steven Madden                          1,335                     39,022
Stride Rite                            2,867                     38,877
VF                                    10,358                    573,212
Total                                                         5,332,603

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin                 822                     24,939
CharterMac LP                          1,642                     34,778
Countrywide Financial                 13,222                    452,060
Doral Financial                       15,000(c)                 159,000
Fannie Mae                           155,342                  7,582,243
FirstFed Financial                       315(b)                  17,174
Flagstar Bancorp                       9,263                    133,387
Freddie Mac                           79,003                  5,162,846
Fremont General                        2,175                     50,525
ITLA Capital                             318(b)                  15,534
MGIC Investment                       18,289                  1,203,782
R-G Financial Cl B                     9,040(c)                 119,328
W Holding                             10,800(c)                  88,884
Washington Mutual                    119,097                  5,180,720
Total                                                        20,225,200

Tobacco (2.1%)
Altadis                                2,507(c)                 113,716
Altria Group                         266,748(h)              19,931,410
British American Tobacco              49,467(c)               1,106,467
Japan Tobacco                            118(c)               1,721,021
Universal                              4,646                    201,451
Total                                                        23,074,065



See accompanying notes to investments in securities.



--------------------------------------------------------------------------------
5 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Trading Companies & Distributors (0.6%)
GATX                                     763                    $27,529
Hagemeyer                            116,571(b,c)               378,079
ITOCHU                               101,000(c)                 842,737
Marubeni                             211,000(c)               1,132,562
Mitsubishi                            58,200(c)               1,288,069
Mitsui & Co                           41,000(c)                 526,711
Sojitz                               111,400(b,c)               661,240
Sumitomo                              20,000(c)                 258,628
United Rentals                         1,747(b)                  40,862
Watsco                                 1,408                     84,212
Wolseley                              11,843(c)                 249,619
WW Grainger                           10,449                    742,924
Total                                                         6,233,172

Transportation Infrastructure (0.1%)
Abertis Infraestructuras              15,823(c)                 398,193
Autostrade                             3,109(c)                  74,559
Macquarie Infrastructure
  Group                              222,256(c)                 580,131
Total                                                         1,052,883

Water Utilities (0.1%)
Kelda Group                           33,174(c)                 441,793
Severn Trent                          24,717(c)                 461,004
Total                                                           902,797

Wireless Telecommunication Services (0.1%)
Bouygues                               9,469(c)                 462,908
Centennial Communications              3,042(b)                  47,212
Dobson Communications Cl A             5,822(b)                  43,665
SBA Communications Cl A                7,185(b)                 128,612
Total                                                           682,397

Total Common Stocks
(Cost: $804,012,260)                                       $892,572,275

Preferred Stock (0.1%)
Issuer                                Shares                   Value(a)

Volkswagen                            23,729(c)                $912,860

Total Preferred Stock
(Cost: $922,474)                                               $912,860

Bonds (18.3%)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Foreign Agencies (0.4%)
Japan Finance Corp for Municipal Enterprises
  (Japanese Yen)
   02-21-12        1.55%         130,000,000(c)              $1,131,464
New South Wales Treasury
  (Australian Dollar)
   03-01-08        8.00            1,000,000(c)                 770,491
Oesterreichische Kontrollbank
  (Japanese Yen)
   03-22-10        1.80           65,000,000(c)                 575,832
Pemex Project Funding Master Trust
   12-15-15        5.75            2,150,000(c,d)             2,139,250
Total                                                         4,617,037


Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Sovereign (3.9%)
Aries Vermoegensverwaltungs
   10-25-14        9.60%          $1,500,000(c,d)            $1,938,750
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-10        5.38            4,475,000(c)               5,760,324
   01-04-13        4.50            3,200,000(c)               4,094,611
   07-04-34        4.75            1,620,000(c)               2,310,013
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   09-01-06        2.75            3,235,000(c)               3,831,788
Federal Republic of Brazil
   01-15-18        8.00              876,000(c)                 945,204
   10-14-19        8.88              976,000(c)               1,093,608
   08-17-40       11.00            1,612,000(c)               2,078,996
Govt of Canada
  (Canadian Dollar)
   09-01-09        4.25              925,000(c)                 804,987
Govt of Japan
  (Japanese Yen)
   06-20-12        1.40           98,000,000(c)                 847,119
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06        8.00              620,000(c)                 428,186
Govt of Sweden
  (Swedish Krona)
   01-28-09        5.00            2,445,000(c)                 326,023
Govt of Ukraine
   06-11-13        7.65              185,000(c)                 199,634
Hellenic Republic
  (European Monetary Unit)
   04-18-08        3.50            3,225,000(c)               3,858,918
Republic of Argentina
   08-03-12        4.01            1,705,375(c,j)             1,525,190
   12-31-33        8.28              527,696(c)                 439,307
   12-15-35        0.00            1,468,842(c,p)                76,380
Republic of Colombia
   05-21-24        8.13              456,000(c)                 492,480
Republic of Panama
   03-15-15        7.25              100,000(c)                 106,400
   09-30-27        8.88              346,000(c)                 411,740
Republic of Peru
   05-03-16        8.38              472,000(c)                 518,020
   11-21-33        8.75              352,000(c)                 396,000
Republic of Philippines
   01-18-17        9.38              541,000(c)                 619,445
   01-15-19        9.88              684,000(c)                 811,395
Republic of Poland
  (Polish Zloty)
   03-24-10        5.75            1,100,000(c)                 348,971
Republic of South Africa
   06-02-14        6.50              240,000(c)                 259,500
Republic of Turkey
   03-15-15        7.25              885,000(c)                 931,463
   02-05-25        7.38              467,000(c)                 482,178
Republic of Uruguay
   05-17-17        9.25              400,000(c)                 455,000
Republic of Venezuela
   04-20-11        5.19              520,000(c,j)               509,600
   10-08-14        8.50              787,000(c)                 865,700
   01-13-34        9.38              472,000(c)                 559,320

Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Sovereign (cont.)
Russian Ministry of Finance
   05-14-11        3.00%          $2,240,000(c)              $1,992,256
United Kingdom Treasury
  (British Pound)
   09-07-14        5.00            1,010,000(c)               1,849,372
United Mexican States
   09-27-34        6.75            1,010,000(c)               1,104,688
Total                                                        43,272,566

U.S. Government Obligations & Agencies (4.0%)
Fannie Mae
   01-15-08        4.63            3,880,000                  3,866,762
Federal Home Loan Bank
   01-18-08        4.63            3,045,000                  3,040,646
Federal Home Loan Mtge Corp
   12-19-08        4.63            1,125,000                  1,123,054
   03-18-09        3.76              520,000                    504,699
   07-12-10        4.13            3,060,000                  2,983,965
Federal Natl Mtge Assn
   10-15-08        4.50            5,290,000                  5,260,656
   02-15-09        3.25            1,850,000                  1,771,952
Freddie Mac
   08-17-07        4.00            2,490,000                  2,460,877
U.S. Treasury
   11-30-07        4.25            4,860,000                  4,845,760
   12-15-10        4.38            1,040,000                  1,040,812
   08-15-15        4.25               90,000                     88,836
   11-15-15        4.50            1,500,000                  1,512,305
   08-15-23        6.25            2,845,000                  3,397,331
   02-15-26        6.00            8,290,000                  9,775,726
U.S. Treasury Inflation-Indexed Bond
   01-15-15        1.63            2,279,174(n)               2,195,877
Total                                                        43,869,258

Asset-Backed (0.4%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08        2.76              200,000(d,k)               195,414
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10        4.87              175,000                    175,027
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11        4.29              350,000(d,k)               339,423
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10        2.84              250,000                    242,390
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09        4.05              550,000                    540,205
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09        4.08              350,000                    344,922
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10        4.35              175,000                    172,875
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10        3.10            1,300,000                  1,253,869


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Asset-Backed (cont.)
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09        3.40%            $250,000(k)                $247,263
Metris Master Trust
  Series 2004-2 Cl D
   10-20-10        7.62               70,000(d,j)                70,867
Metris Master Trust
  Series 2005-1A Cl D
   03-21-11        6.27              100,000(d,j)               100,242
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09        2.94              300,000                    293,452
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10        4.05              600,000(k)                 593,070
Total                                                         4,569,019

Commercial Mortgage-Backed (2.0%)(f)
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41        4.94              400,000                    394,860
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42        4.88              250,000                    249,137
Banc of America Commercial Mtge
  Series 2005-3 Cl A4
   07-10-43        4.67            1,144,000                  1,102,437
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16        4.49              224,732(d,j)               224,793
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37        4.89              261,889                    261,282
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42        4.57              700,000                    682,360
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46        4.03              240,000                    231,739
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40        5.41              350,000                    355,960
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41        4.21              562,264                    553,347
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42        5.16              200,000                    198,016
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14        4.46              706,967(d)                 694,591
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30        5.68              425,000                    436,153
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51        4.15            1,203,888(d)               1,183,055
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44        5.23              525,000                    530,472

Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Commercial Mortgage-Backed (cont.)
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44        5.23%            $175,000                   $176,635
Commercial Mtge Pass-Through Ctfs
  Series 2004-LB3A Cl A3
   07-10-37        5.09              331,000                    330,733
Commercial Mtge Pass-Through Ctfs
  Series 2004-LB3A Cl A4
   07-10-37        5.23              400,000                    401,805
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36        4.49              361,116                    355,126
CS First Boston Mtge Securities
  Series 2005-C4 Cl A1
   08-15-38        4.77              715,065                    711,330
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38        5.10              175,000                    175,212
Federal Natl Mtge Assn #735029
   09-01-13        5.28              491,923                    497,516
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38        5.56              260,125                    262,653
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
   06-10-48        4.77              400,000                    389,062
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45        4.59              339,199                    335,956
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35        4.77              575,000(d)                 565,907
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41        4.55              400,000                    387,189
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A5
   12-10-41        4.86              325,000                    319,959
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43        4.21              330,455                    325,133
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36        4.76              800,000                    788,972
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36        4.88              200,000                    198,172
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42        3.92              171,597                    168,776
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38        4.96              310,000                    307,748
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39        4.37              486,607                    479,224
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37        4.37              367,608                    361,323

Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Commercial Mortgage-Backed (cont.)
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37        4.13%            $490,841                   $473,710
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39        3.97              226,174                    218,806
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
   05-15-41        5.09              400,000                    400,334
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37        4.18              200,000                    193,946
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42        4.33              466,844                    460,863
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29        3.97              250,000                    236,728
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29        4.99              205,000                    205,941
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29        4.19              375,000                    366,386
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29        4.58              400,000                    390,673
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29        3.99              400,000                    386,908
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29        4.20              400,000                    390,108
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A6
   12-15-29        4.80              400,000                    390,597
LB-UBS Commercial Mtge Trust
  Series 2005-C1 Cl A4
   02-15-30        4.74              325,000                    317,103
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30        4.39              319,909                    316,598
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30        4.89              350,000                    348,401
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43        4.22              417,615                    410,762
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41        4.34              275,000                    268,655
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40        4.59              300,000                    293,169
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42        5.23              350,000                    351,244
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39        5.98              450,000                    470,364


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Commercial Mortgage-Backed (cont.)
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36        3.67%            $298,200                   $286,288
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41        4.38              400,000                    390,404
Total                                                        22,204,621

Mortgage-Backed (4.7%) (f)
Banc of America Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-E Cl B1
   06-25-34        4.03              221,866(i)                 215,434
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
   01-25-19        4.75              304,863                    296,765
Bear Stearns Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-10 Cl 13A1
   01-25-35        5.03              617,339(i)                 610,073
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2004-12 Cl 1M
   08-25-34        4.60              249,426(i)                 242,678
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35        7.00              676,010(d)                 698,550
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-AR5 Cl CB1
   06-25-34        4.40              247,206(i)                 240,600
Federal Home Loan Mtge Corp #B13193
   04-01-19        5.50              471,605                    474,592
Federal Home Loan Mtge Corp #B16408
   09-01-19        5.50            2,194,326                  2,207,966
Federal Home Loan Mtge Corp #C53878
   12-01-30        5.50              981,480                    975,621
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   10-15-27        5.00            1,400,000                  1,388,108
   06-15-28        5.00            1,275,000                  1,264,070
Federal Natl Mtge Assn
   01-01-21        5.00            1,000,000(e)                 989,062
   01-01-21        6.00            2,000,000(e)               2,042,500
   01-01-36        5.00              400,000(e)                 387,500
   01-01-36        5.50            2,000,000(e)               1,980,000
   01-01-36        6.00           10,740,000(e)              10,830,645
   01-01-36        6.50            1,500,000(e)               1,538,438
Federal Natl Mtge Assn #254684
   03-01-18        5.00            1,861,591                  1,844,349
Federal Natl Mtge Assn #254800
   07-01-23        5.50            1,661,549                  1,661,878
Federal Natl Mtge Assn #545874
   08-01-32        6.50            1,324,131                  1,364,709
Federal Natl Mtge Assn #555740
   08-01-18        4.50            1,149,814                  1,121,922
Federal Natl Mtge Assn #598558
   08-01-16        6.00              621,286                    636,641

Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #661185
   06-01-17        7.00%            $381,840                   $396,747
Federal Natl Mtge Assn #668824
   08-01-32        6.50            1,612,976                  1,657,705
Federal Natl Mtge Assn #670387
   08-01-32        7.00              139,908                    146,049
Federal Natl Mtge Assn #671054
   01-01-33        7.00            1,180,220                  1,231,633
Federal Natl Mtge Assn #725232
   03-01-34        5.00            1,823,811                  1,773,512
Federal Natl Mtge Assn #725737
   08-01-34        4.53            2,230,697(i)               2,216,934
Federal Natl Mtge Assn #730153
   08-01-33        5.50            1,349,234                  1,339,340
Federal Natl Mtge Assn #743579
   11-01-33        5.50            1,531,517                  1,520,286
Federal Natl Mtge Assn #791447
   10-01-34        6.00            1,355,501                  1,368,317
Federal Natl Mtge Assn #821378
   05-01-35        5.04              449,510(i)                 449,671
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-3 Cl B1
   05-19-34        4.39              382,782(i)                 370,966
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
   01-19-36        4.71              696,594(i)                 696,594
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR3 Cl 3A1
   04-25-35        5.33              288,009(i)                 287,200
Master Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-5 Cl B1
   07-25-34        4.39              320,155(i)                 314,674
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
   02-25-19        5.00              466,453                    462,226
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-3AC Cl B1
   03-25-34        4.93              495,841(i)                 490,789
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
   10-25-33        4.07              600,000(i)                 583,080
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB4 Cl 22A
   12-25-19        6.00              775,483                    785,971
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45        4.56              385,000(i)                 385,000
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35        5.00              893,522                    863,087

Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Mortgage-Backed (cont.)
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35        5.50%            $941,574                   $926,862
Total                                                        51,278,744

Aerospace & Defense (--%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12        8.00               20,000                     19,950
DRS Technologies
  Sr Sub Nts
   11-01-13        6.88               40,000                     38,250
L-3 Communications
  Sr Sub Nts
   10-15-15        6.38               60,000(d)                  59,850
Total                                                           118,050

Automotive (--%)
DaimlerChrysler NA Holding
   11-15-13        6.50               45,000                     47,040
GMAC
   09-15-11        6.88               80,000                     72,955
Insurance Auto Auctions
   04-01-13       11.00               20,000                     21,018
Lear
  Series B
   08-01-14        5.75               25,000                     20,298
TRW Automotive
  Sr Nts
   02-15-13        9.38               40,000                     43,300
Total                                                           204,611

Banking (0.5%)
Bank United
   03-15-09        8.00            1,500,000                  1,640,699
Banknorth Group
  Sr Nts
   05-01-08        3.75              720,000                    704,196
Bayerische Landesbank
(Japanese Yen) Sr Nts
   04-22-13        1.40          168,000,000(c)               1,437,795
HSBC Bank USA
  Sub Nts
   08-15-35        5.63            1,000,000                    978,078
JPMorgan Chase & Co
  Sub Nts
   10-01-15        5.15              720,000                    709,792
Washington Mutual
   09-15-17        5.25              230,000                    223,336
Total                                                         5,693,896

Brokerage (0.1%)
LaBranche & Co
  Sr Nts
   05-15-12       11.00               40,000                     44,400
Morgan Stanley
   10-15-15        5.38              635,000                    635,615
Total                                                           680,015



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Building Materials (--%)
Ainsworth Lumber
   10-01-12        7.25%             $20,000(c)                 $18,000
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11        9.00               40,000                     41,400
NTK Holdings
  Sr Disc Nts
 (Zero coupon through 09-01-09, thereafter 10.75%)
   03-01-14       11.30               35,000(g)                  21,875
Total                                                            81,275

Chemicals (--%)
Crystal US Holdings 3 LLC/Sub3
  Sr Disc Nts Series B
 (Zero coupon through 10-01-09, thereafter 10.50%)
   10-01-14        8.80               40,000(g)                  29,100
Georgia Gulf
  Sr Nts
   12-15-13        7.13               40,000                     41,050
NALCO
  Sr Nts
   11-15-11        7.75               30,000                     30,825
PQ
   02-15-13        7.50               45,000(d)                  41,850
Total                                                           142,825

Consumer Products (--%)
Simmons Bedding
  Sr Sub Nts
   01-15-14        7.88               40,000                     37,000
Visant
   10-01-12        7.63               45,000                     45,225
Total                                                            82,225

Diversified Manufacturing (0.1%)
JohnsonDiversey
  Series B
   05-15-12        9.63                5,000                      5,025
TriMas
   06-15-12        9.88               40,000                     33,000
Tyco Intl Group
   02-15-11        6.75              875,000(c)                 919,965
Total                                                           957,990

Electric (0.3%)
Aquila
  Sr Nts
   11-15-09        7.63               80,000                     81,600
Centrais Eletricas Brasileiras
   11-30-15        7.75              300,000(c,d)               307,500
CMS Energy
  Sr Nts
   01-15-09        7.50               30,000                     30,900
Consumers Energy
  1st Mtge
   02-15-17        5.15              155,000                    148,744
   09-15-35        5.80              150,000                    145,930
Dayton Power & Light
  1st Mtge
   10-01-13        5.13              615,000                    612,197

Bonds (continued)
Issuer          Coupon             Principal                   Value(a)
                  rate                amount

Electric (cont.)
Detroit Edison
  1st Mtge
   10-01-37        5.70%            $210,000                   $206,768
Dominion Resources
  Sr Unsecured
  Series C
   07-15-15        5.15              100,000                     96,882
Exelon
   06-15-15        4.90              345,000                    329,262
Midwest Generation LLC
  Series B
   01-02-16        8.56               85,153                     92,604
Mirant North America LLC
  Sr Nts
   12-31-13        7.38               20,000(d)                  20,225
Ohio Edison
   06-15-09        5.65              345,000(d)                 349,140
Pacific Gas & Electric
   03-01-34        6.05              285,000                    295,263
PacifiCorp
  1st Mtge
   06-15-35        5.25              145,000                    136,997
Potomac Edison
  1st Mtge
   11-15-14        5.35              165,000                    164,919
PSI Energy
   10-15-35        6.12               15,000                     15,339
Reliant Energy
  Secured
   12-15-14        6.75               25,000                     21,875
Southern California Edison
  1st Mtge Series 2005-E
   07-15-35        5.35              190,000                    183,813
Westar Energy
  1st Mtge
   07-01-14        6.00              555,000                    581,434
Total                                                         3,821,392

Entertainment (--%)
AMC Entertainment
  Sr Sub Nts
   02-01-11        9.50               25,000                     24,594
Time Warner
   05-15-29        6.63              225,000                    224,683
Universal City Florida Holding
  Sr Nts
   05-01-10        8.38               15,000                     14,663
Total                                                           263,940

Environmental (--%)
Allied Waste North America
  Series B
   09-01-12        9.25               15,000                     16,238
Clean Harbors
   07-15-12       11.25               40,000                     45,000
Waste Services
  Sr Sub Nts
   04-15-14        9.50               40,000                     40,000
Total                                                           101,238


Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Food and Beverage (0.1%)
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
  11-01-11        10.91%             $50,000(g)                 $39,750
Cott Beverages USA
   12-15-11        8.00               80,000                     82,000
Kraft Foods
   06-01-12        6.25              805,000                    849,230
Kraft Foods
  Sr Unsecured
   11-01-11        5.63              635,000                    649,624
Total                                                         1,620,604

Gaming (--%)
Caesars Entertainment
  Sr Nts
   04-15-13        7.00               40,000                     42,791
Kerzner Intl
  Sr Sub Nts
   10-01-15        6.75              100,000(c,d)                97,249
Majestic Star Casino LLC
   10-15-10        9.50               25,000                     26,313
Majestic Star LLC/Cap II
  Secured
   01-15-11        9.75                5,000(d)                   5,038
MGM MIRAGE
   10-01-09        6.00              105,000                    104,474
MTR Gaming Group
  Series B
   04-01-10        9.75                5,000                      5,338
San Pasqual Casino
   09-15-13        8.00               15,000(d)                  15,225
Station Casinos
  Sr Sub Nts
   03-01-16        6.88               80,000                     81,800
Tunica-Biloxi Gaming Authority
  Sr Unsecured
   11-15-15        9.00               30,000(d)                  30,000
Total                                                           408,228

Gas Pipelines (0.1%)
Colorado Interstate Gas
  Sr Nts
   03-15-15        5.95               45,000                     43,465
Kinder Morgan Finance
   01-05-16        5.70              445,000(d)                 448,847
Southern Star Central
  Secured
   08-01-10        8.50              130,000                    137,800
Total                                                           630,112

Health Care (0.1%)
Cardinal Health
   06-15-15        4.00              816,000                    732,322
DaVita
   03-15-13        6.63               95,000                     96,663
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14        8.75               25,000                     26,250


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 - RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Health Care (cont.)
Omnicare
  Sr Sub Nts
   12-15-13        6.75%             $10,000                    $10,113
   12-15-15        6.88               20,000                     20,300
Select Medical
   02-01-15        7.63               40,000                     38,500
Triad Hospitals
  Sr Nts
   05-15-12        7.00               35,000                     35,744
US Oncology
   08-15-12        9.00               40,000                     42,800
Total                                                         1,002,692

Independent Energy (--%)
Chesapeake Energy
  Sr Nts
   08-15-14        7.00               80,000                     82,800
Encore Acquisition
  Sr Sub Nts
   04-15-14        6.25               80,000                     76,000
Hilcorp Energy I LP/Finance
  Sr Nts
   11-01-15        7.75               40,000(d)                  40,700
Newfield Exploration
  Sr Sub Nts
   08-15-12        8.38              140,000                    149,450
Verasun Energy
  Secured
   12-15-12        9.88               15,000(d)                  15,225
Total                                                           364,175

Integrated Energy (--%)
Denbury Resources
  Sr Sub Nts
   12-15-15        7.50                5,000                      5,075

Life Insurance (0.1%)
Pricoa Global Funding I
   06-25-12        4.63            1,060,000(d)               1,032,539

Lodging (--%)
ITT
   11-15-15        7.38               65,000                     70,525

Media Cable (0.2%)
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12        8.00               40,000(d)                  39,800
Comcast
   03-15-11        5.50            1,620,000                  1,629,266
CSC Holdings
  Sr Nts
   04-15-12        7.00               20,000(d)                  18,925
Echostar DBS
  Sr Nts
   10-01-08        5.75               40,000                     39,200
Total                                                         1,727,191

Media Non Cable (0.1%)
Emmis Operating
  Sr Sub Nts
   05-15-12        6.88               20,000                     19,875

Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Media Non Cable (cont.)
Entercom Radio LLC/Capital
   03-01-14        7.63%             $25,000                    $25,063
Lamar Media
   08-15-15        6.63               85,000                     85,319
LIN TV
  Sr Sub Nts
   05-15-13        6.50               40,000                     38,350
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13        9.50               40,000                     43,450
News America
   12-15-34        6.20              470,000                    466,851
   12-15-35        6.40              365,000(d)                 367,897
Rainbow Natl Services LLC
  Sr Nts
   09-01-12        8.75               20,000(d)                  21,300
Rainbow Natl Services LLC
  Sr Sub Deb
   09-01-14       10.38               10,000(d)                  11,200
Salem Communications
   12-15-10        7.75               85,000                     88,081
Sinclair Broadcast Group
   03-15-12        8.00               20,000                     20,600
Susquehanna Media
  Sr Sub Nts
   04-15-13        7.38              120,000                    127,800
Total                                                         1,315,786

Metals (--%)
Earle M Jorgensen
  Secured
   06-01-12        9.75               40,000                     42,800
Massey Energy
  Sr Nts
   12-15-13        6.88               30,000(d)                  30,263
Novelis
  Sr Nts
   02-15-15        7.50               10,000(c,d)                 9,325
Peabody Energy
  Series B
   03-15-13        6.88               65,000                     67,600
Total                                                           149,988

Oil Field Services (--%)
Chart Inds
  Sr Sub Nts
   10-15-15        9.13               30,000(d)                  30,674
Compton Petroleum Finance
   12-01-13        7.63               15,000(c,d)                15,338
Grant Prideco
  Sr Unsecured
   08-15-15        6.13               15,000(d)                  14,963
Offshore Logistics
   06-15-13        6.13               10,000                      9,350
Total                                                            70,325

Other Financial Institutions (0.1%)
Residential Capital
  Sr Unsecured
   06-30-10        6.38            1,295,000                  1,315,869

Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Other Financial Institutions (cont.)
Willis North America
   07-15-15        5.63%            $160,000                   $159,938
Total                                                         1,475,807

Packaging (--%)
Owens-Brockway Glass Container
   05-15-11        7.75               50,000                     52,188
Plastipak Holdings
  Sr Nts
   12-15-15        8.50                5,000(d)                   5,050
Total                                                            57,238

Paper (--%)
Boise Cascade LLC
   10-15-14        7.13               30,000                     27,975
Crown Americas LLC/Capital
  Sr Nts
   11-15-15        7.75               40,000(d)                  41,400
Georgia-Pacific
   06-15-15        7.70               10,000                      9,650
Jefferson Smurfit US
   10-01-12        8.25               10,000                      9,600
   06-01-13        7.50                5,000                      4,600
JSG Funding
  Sr Nts
   10-01-12        9.63               30,000(c)                  30,000
NewPage
  Secured
   05-01-12       10.00               20,000                     19,650
Smurfit - Stone Container Enterprises
  Sr Nts
   02-01-11        9.75                5,000                      5,050
Total                                                           147,925

Pharmaceuticals (0.1%)
Merck & Co
   02-15-13        4.38              310,000                    294,229
   03-01-15        4.75              300,000                    286,910
Total                                                           581,139

Property & Casualty (--%)
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15        5.75              200,000                    201,710

REITS (--%)
Simon Property Group LP
   12-01-15        5.75              465,000(d)                 471,863

Retailers (0.1%)
CSK Auto
   01-15-14        7.00               15,000                     13,575
CVS
   09-15-14        4.88              460,000                    444,001
General Nutrition Centers
   01-15-11        8.63               20,000                     19,300
May Department Stores
   07-15-34        6.70              320,000                    340,830
Movie Gallery
  Sr Unsecured
   05-01-12       11.00               10,000                      7,800
Total                                                           825,506



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 - RIVERSOURCE STRATEGIC ALLOCATION FUND - PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Transportation Services (0.1%)
ERAC USA Finance
   11-15-15        5.90%            $805,000(d)                $818,845
Hertz
  Sr Nts
   01-01-14        8.88               20,000(d)                  20,375
Hertz
  Sr Sub Nts
   01-01-16       10.50               25,000(d)                  25,750
Total                                                           864,970

Wireless (0.3%)
Centennial Communication
  Sr Nts
   01-01-13       10.00               15,000(d)                  15,188
   01-01-13       10.25               10,000(d,j)                10,025
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14        8.13               10,000                     10,150
Dobson Cellular Systems
  Secured
   11-01-12        9.88               40,000                     44,100
Nextel Communications
  Sr Nts Series F
   03-15-14        5.95            2,010,000                  2,020,527
Rogers Wireless
  Secured
   12-15-10        7.62               55,000(c,j)                56,788
Rogers Wireless
  Sr Sub Nts
   12-15-12        8.00               70,000(c)                  74,113

Bonds (continued)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Wireless (cont.)
Rural Cellular
  Sr Nts
   02-01-10        9.88%             $20,000                    $21,100
US Cellular
  Sr Nts
   12-15-33        6.70              510,000                    500,753
US Unwired
  Secured Series B
   06-15-12       10.00               70,000                     78,750
Total                                                         2,831,494

Wirelines (0.5%)
Cincinnati Bell
   02-15-15        7.00               35,000                     34,300
Qwest
   03-15-12        8.88               75,000                     84,563
Telecom Italia Capital
   10-01-15        5.25            1,560,000(c)               1,515,198
TELUS
   06-01-11        8.00            1,625,000(c)               1,821,723
Verizon Pennsylvania
  Series A
   11-15-11        5.65            2,390,000                  2,382,710
Total                                                         5,838,494

Total Bonds
(Cost: $206,837,464)                                       $203,652,088

Short-Term Securities (5.8%)(m)
Issuer        Effective                Amount                  Value(a)
                  yield             payable at
                                     maturity
Commercial Paper
Amsterdam Funding
   01-03-06        4.20%         $19,200,000(o)             $19,191,039
CRC Funding LLC
   01-05-06        4.30            5,000,000(o)               4,996,417
Goldman, Sachs Group
   01-18-06        4.31           10,000,000                  9,977,306
Park Granada LLC
   01-06-06        4.34            5,000,000(o)               4,995,781
Sheffield Receivables
   01-10-06        4.36           15,000,000(o)              14,980,062
Thames Asset Global Securitization #1
   01-12-06        4.32           10,000,000(o)               9,984,436

Total Short-Term Securities
(Cost: $64,132,686)                                         $64,125,041

Total Investments in Securities
(Cost: $1,075,904,884)(q)                                $1,161,262,264

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2005, the value of foreign securities represented 28.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $12,582,411 or 1.1% of net assets.

(e) At Dec. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $17,762,490.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts.
      Type of security                                  Notional amount
      Purchase contracts
      U.S. Long Bond, March 2006, 20-year                    $5,500,000
      U.S. Treasury Note, March 2006, 2-year                  2,000,000
      Sale contracts
      U.S. Treasury Note, March 2006, 5-year                  4,300,000
      U.S. Treasury Note, March 2006, 10-year                13,700,000

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

--------------------------------------------------------------------------------
11 - RIVERSOURCE STRATEGIC ALLOCATION FUND - PORTFOLIO HOLDINGS AT DEC. 31, 2005

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      MBIA  -- MBIA Insurance Corporation

(l)   At Dec. 31, 2005, security was partially or fully on loan.

(m) Cash collateral received from security lending activity is invested in short-term securities and represents 3.6% of net assets. 2.2% of net assets is the Portfolio's cash equivalent position.

(n) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $54,147,735 or 4.9% of net assets.

(p) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually, and the rate is 5% of Argentina GDP growth that exceeds the projected real GDP from Dec. 31, 2004, at an annual growth rate of 3%.

(q) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $1,075,905,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $120,972,000
      Unrealized depreciation                                       (35,615,000)
                                                                    ------------
      Net unrealized depreciation                                  $ 85,357,000
                                                                    ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
12 - RIVERSOURCE STRATEGIC ALLOCATION FUND - PORTFOLIO HOLDINGS AT DEC. 31, 2005


                                                             S-6141-80 D (3/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MANAGED SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2006